Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	448,770,028.78	22,704
Yield Supplement Overcollateralization Amount 08/31/23	12,160,242.25	0
Receivables Balance 08/31/23	460,930,271.03	22,704
Principal Payments	16,642,751.25	537
Defaulted Receivables	634,393.80	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	11,445,264.72	0
Pool Balance at 09/30/23	432,207,861.26	22,132

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.01%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	8,515,629.92	343
Past Due 61-90 days	2,648,211.04	105
Past Due 91-120 days	458,891.59	17
Past Due 121+ days	0.00	0
Total	11,622,732.55	465

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	402,674.76
Aggregate Net Losses/(Gains) - September 2023	231,719.04
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	1.16%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	4,970,390.40
Actual Overcollateralization	4,970,390.40
Weighted Average Contract Rate	4.25%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	44.57

Flow of Funds	$ Amount

Collections	18,666,244.49
Investment Earnings on Cash Accounts	12,872.69
Servicing Fee	(384,108.56)
Transfer to Collection Account	-
Available Funds	18,295,008.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	564,492.37
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,401,312.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,970,390.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,276,956.16

Total Distributions of Available Funds	18,295,008.62

Servicing Fee	384,108.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	443,609,173.45
Principal Paid	16,371,702.59
Note Balance @ 10/16/23	427,237,470.86

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2
Note Balance @ 09/15/23	16,879,173.45
Principal Paid	16,371,702.59
Note Balance @ 10/16/23	507,470.86
Note Factor @ 10/16/23	0.1659595%

Class A-3
Note Balance @ 09/15/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	305,780,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-4
Note Balance @ 09/15/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	79,150,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	27,870,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	13,930,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	646,349.87
Total Principal Paid	16,371,702.59
Total Paid	17,018,052.46

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	16,175.87
Principal Paid	16,371,702.59
Total Paid to A-2 Holders	16,387,878.46

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6976178
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6702924
Total Distribution Amount	18.3679102

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0529004
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	53.5407894
Total A-2 Distribution Amount	53.5936898

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	696.40
Noteholders' Principal Distributable Amount	303.60

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,322,098.97
Investment Earnings	10,039.44
Investment Earnings Paid	(10,039.44)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,339,593.41	$3,997,991.28	$2,975,622.15
Number of Extensions	124	157	111
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.83%	0.60%